SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
List of Accounting Policies [Abstract]
Disclosure of impact of initial application of new standards or interpretations	Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	17	X		X
5	Revenue Recognition	19	X	X	X
7	Property, Plant and Equipment	23	X	X	X
8	Leases	25	X	X	X
9	Intangible Assets and Goodwill	27	X	X	X
10	Restructuring, Acquisition and Other	30	X		X
13	Income Taxes	32	X		X
14	Earnings Per Share	34	X
15	Accounts Receivable	34	X		X
16	Inventories	35	X
17	Financial Instruments	35	X	X	X
18	Investments	49	X
20	Provisions	53	X	X	X
23	Post-Employment Benefits	58	X	X
25	Stock-Based Compensation	64	X	X
28	Commitments and Contingent Liabilities	69	X		X